Summary of Account Balances of Deferred Variable Annuity Contracts With Guarantees Invested in Separate Accounts (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Summarizes account balances of deferred variable annuity
Deferred variable annuity	[1]	$ 58,839	$ 55,963
Bonds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		5,986	5,371
Domestic equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		48,824	46,469
International Equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		3,010	3,001
Total mutual funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		57,820	54,841
Money market funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		$ 1,019	$ 1,122

[1]	Excludes $30.2 billion and $31.3 billion as of December 31, 2016 and 2015, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.